T. ROWE PRICE Limited-Term Bond Portfolio
March 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 14.3%
Car Loan 7.2%
AmeriCredit Automobile Receivables
Trust
Series 2017-1, Class C
2.71%, 8/18/22  79 79
AmeriCredit Automobile Receivables
Trust
Series 2017-3, Class C
2.69%, 6/19/23  267 270
AmeriCredit Automobile Receivables
Trust
Series 2020-1, Class C
1.59%, 10/20/25  435 442
AmeriCredit Automobile Receivables
Trust
Series 2020-1, Class D
1.80%, 12/18/25  415 423
AmeriCredit Automobile Receivables
Trust
Series 2020-2, Class B
0.97%, 2/18/26  100 101
AmeriCredit Automobile Receivables
Trust
Series 2020-3, Class C
1.06%, 8/18/26  115 115
AmeriCredit Automobile Receivables
Trust
Series 2021-1, Class C
0.89%, 10/19/26  190 189
AmeriCredit Automobile Receivables
Trust
Series 2021-1, Class D
1.21%, 12/18/26  115 114
Ari Fleet Lease Trust
Series 2020-A, Class B
2.06%, 11/15/28 (1) 475 487
Avis Budget Rental Car Funding
AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1) 390 401
Avis Budget Rental Car Funding
AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1) 260 281
Avis Budget Rental Car Funding
AESOP
Series 2019-1A, Class B
3.70%, 3/20/23 (1) 646 659
Avis Budget Rental Car Funding
AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 475 510
Avis Budget Rental Car Funding
AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 415 444
Par/Shares $ Value
(Amounts in 000s)
Avis Budget Rental Car Funding
AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 340 353
Capital Auto Receivables Asset Trust
Series 2017-1, Class B
2.43%, 5/20/22 (1) 59 59
Capital Auto Receivables Asset Trust
Series 2017-1, Class C
2.70%, 9/20/22 (1) 175 176
Capital Auto Receivables Asset Trust
Series 2018-2, Class B
3.48%, 10/20/23 (1) 124 125
Capital Auto Receivables Asset Trust
Series 2018-2, Class C
3.69%, 12/20/23 (1) 320 323
CarMax Auto Owner Trust
Series 2017-4, Class C
2.70%, 10/16/23  150 152
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  145 146
Enterprise Fleet Financing
Series 2018-2, Class A2
3.14%, 2/20/24 (1) 90 90
Enterprise Fleet Financing
Series 2019-1, Class A2
2.98%, 10/20/24 (1) 165 167
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 145 146
Ford Credit Floorplan Master Owner
Trust
Series 2020-1, Class C
1.42%, 9/15/25  220 222
GM Financial Consumer Automobile
Receivables Trust
Series 2020-2, Class A3
1.49%, 12/16/24  210 213
GM Financial Consumer Automobile
Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  105 105
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25 (1) 405 409
Hyundai Auto Receivables Trust
Series 2019-A, Class B
2.94%, 5/15/25  460 479
Hyundai Auto Receivables Trust
Series 2020-B, Class C
1.60%, 12/15/26  175 178
Navistar Financial Dealer Note Master
Trust
Series 2020-1, Class A, FRN
1M USD LIBOR + 0.95%, 1.059%,
7/25/25 (1) 220 222

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master
Trust
Series 2020-1, Class B, FRN
1M USD LIBOR + 1.35%, 1.459%,
7/25/25 (1) 230 232
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  265 269
Santander Consumer Auto
Receivables Trust
Series 2020-BA, Class C
1.29%, 4/15/26 (1) 115 116
Santander Drive Auto Receivables
Trust
Series 2018-1, Class C
2.96%, 3/15/24  26 26
Santander Drive Auto Receivables
Trust
Series 2018-2, Class C
3.35%, 7/17/23  96 96
Santander Drive Auto Receivables
Trust
Series 2019-1, Class B
3.21%, 9/15/23  7 7
Santander Drive Auto Receivables
Trust
Series 2020-3, Class B
0.69%, 3/17/25  335 336
Santander Drive Auto Receivables
Trust
Series 2020-4, Class C
1.01%, 1/15/26  185 186
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 525 542
Santander Retail Auto Lease Trust
Series 2020-A, Class D
2.52%, 11/20/24 (1) 435 449
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26 (1) 430 429
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  460 475
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  295 300
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  140 140
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  160 161
11,844
Other Asset-Backed Securities 5.6%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 428 439
Par/Shares $ Value
(Amounts in 000s)
Ares LVII
Series 2020-57A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.564%,
10/25/31 (1) 255 255
Ares LVIII
Series 2020-58A, Class A, CLO, FRN
3M USD LIBOR + 1.22%, 1.456%,
1/15/33 (1) 250 250
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.024%,
1/20/28 (1) 510 510
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 172 180
Cayuga Park
Series 2020-1A, Class A, CLO, FRN
3M USD LIBOR + 1.60%, 1.823%,
7/17/31 (1) 260 261
CIFC Funding
Series 2020-3A, Class A1, CLO, FRN
3M USD LIBOR + 1.35%, 1.555%,
10/20/31 (1) 475 476
CNH Equipment Trust
Series 2018-A, Class B
3.47%, 10/15/25  275 282
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1) 6 6
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 339 346
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 106 109
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 456 470
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.374%,
10/20/28 (1) 384 384
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 95 97
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 33 33
John Deere Owner Trust
Series 2020-B, Class A4
0.72%, 6/15/27  385 387
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.341%,
1/15/32 (1) 250 250
Kubota Credit Owner Trust
Series 2020-1A, Class A3
1.96%, 3/15/24 (1) 230 235

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.455%,
1/25/32 (1) 250 250
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 88 91
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1) 15 15
MVW Owner Trust
Series 2015-1A, Class A
2.52%, 12/20/32 (1) 102 102
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 27 28
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 45 45
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.184%,
1/20/32 (1) 400 401
Neuberger Berman Loan Advisers
Series 2020-38A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.524%,
10/20/32 (1) 250 251
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M USD LIBOR + 1.06%, 1.248%,
4/16/33 (1) 250 250
OZLM VIII
Series 2014-8A, Class A1RR, CLO,
FRN
3M USD LIBOR + 1.17%, 1.393%,
10/17/29 (1) 704 704
Palmer Square
Series 2020-3A, Class A1A, CLO, FRN
3M USD LIBOR + 1.37%, 1.596%,
11/15/31 (1) 250 251
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 332 332
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.561%,
10/15/32 (1) 255 255
Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1) 57 58
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 153 159
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.487%,
1/15/34 (1) 415 417
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.189%,
4/20/33 (1) 250 250
Par/Shares $ Value
(Amounts in 000s)
Volvo Financial Equipment
Series 2018-1A, Class B
2.91%, 1/17/23 (1) 315 319
9,148
Student Loan 1.5%
Navient Private Education Refi Loan
Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 146 153
Navient Private Education Refi Loan
Trust
Series 2019-EA, Class A1
2.39%, 5/15/68 (1) 8 8
Navient Private Education Refi Loan
Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 167 171
Navient Private Education Refi Loan
Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 102 104
Navient Private Education Refi Loan
Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 283 284
Navient Private Education Refi Loan
Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 134 135
Navient Student Loan Trust
Series 2019-2A, Class A1, FRN
1M USD LIBOR + 0.27%, 0.379%,
2/27/68 (1) 104 104
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
3M USD LIBOR + 0.18%, 0.367%,
3/22/32  465 449
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.849%,
3/26/68 (1) 220 219
SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 0.509%,
3/25/25  521 512
SMB Private Education Loan Trust
Series 2014-A, Class A2A
3.05%, 5/15/26 (1) 75 75
SMB Private Education Loan Trust
Series 2015-A, Class A2B, FRN
1M USD LIBOR + 1.00%, 1.106%,
6/15/27 (1) 79 80
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 180 181
2,475
Total Asset-Backed Securities
(Cost $23,180) 23,467

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS 49.5%
FINANCIAL INSTITUTIONS 16.5%
Banking 12.2%
Banco Bilbao Vizcaya Argentaria,
0.875%, 9/18/23  400 401
Bank of America, 2.503%, 10/21/22  175 177
Bank of America, FRN, 3M USD LIBOR
+ 0.65%, 0.851%, 6/25/22  240 240
Bank of America, FRN, 3M USD LIBOR
+ 1.16%, 1.384%, 1/20/23  400 403
Bank of America, VR, 0.81%,
10/24/24 (2) 135 135
Bank of Ireland Group, 4.50%,
11/25/23 (1) 470 513
Banque Federative du Credit Mutuel,
0.65%, 2/27/24 (1) 235 234
Banque Federative du Credit Mutuel,
2.125%, 11/21/22 (1) 320 328
Barclays Bank, 1.70%, 5/12/22  365 370
BDO Unibank, 2.95%, 3/6/23  1,200 1,245
BPCE, 5.70%, 10/22/23 (1) 400 445
BPCE, FRN, 3M USD LIBOR + 1.22%,
1.402%, 5/22/22 (1) 400 404
Capital One Financial, 3.20%, 1/30/23  195 204
Capital One Financial, 3.50%, 6/15/23  140 149
Capital One Financial, 3.90%, 1/29/24  145 157
Citigroup, 2.90%, 12/8/21  400 407
Citigroup, VR, 2.312%, 11/4/22 (2) 330 333
Citigroup, VR, 3.106%, 4/8/26 (2) 240 256
Cooperatieve Rabobank, 3.95%,
11/9/22  540 569
Credicorp, 2.75%, 6/17/25 (1) 200 204
Credit Agricole, FRN, 3M USD LIBOR +
1.02%, 1.238%, 4/24/23 (1) 470 477
Credit Suisse, 1.00%, 5/5/23  635 638
Danske Bank, 5.00%, 1/12/22 (1) 385 397
Danske Bank, VR, 3.001%, 9/20/22 (1)
(2) 550 556
Deutsche Bank, 3.375%, 5/12/21  100 100
Deutsche Bank, 4.25%, 10/14/21  345 351
First Niagara Financial Group, 7.25%,
12/15/21  145 152
Goldman Sachs Group, 3.50%, 4/1/25  250 270
Goldman Sachs Group, 5.75%,
1/24/22  490 511
Goldman Sachs Group, FRN, 3M USD
LIBOR + 0.78%, 0.992%, 10/31/22  300 301
Goldman Sachs Group, FRN, 3M USD
LIBOR + 1.11%, 1.325%, 4/26/22  300 300
Goldman Sachs Group, VR, 0.673%,
3/8/24 (2) 280 280
HSBC Holdings, VR, 1.645%,
4/18/26 (2) 225 224
HSBC Holdings, VR, 2.099%,
6/4/26 (2) 590 600
ING Groep, FRN, 3M USD LIBOR +
1.15%, 1.343%, 3/29/22  275 278
Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, VR, 2.083%,
4/22/26 (2) 460 471
Lloyds Banking Group, VR, 1.326%,
6/15/23 (2) 200 202
Mitsubishi UFJ Financial Group,
3.218%, 3/7/22  330 339
Mitsubishi UFJ Financial Group, FRN,
3M USD LIBOR + 0.92%, 1.102%,
2/22/22  230 232
Morgan Stanley, 2.75%, 5/19/22  280 288
Morgan Stanley, 4.875%, 11/1/22  110 117
Morgan Stanley, VR, 0.529%,
1/25/24 (2) 125 125
Morgan Stanley, VR, 0.56%,
11/10/23 (2) 295 295
Natwest Group, 3.875%, 9/12/23  380 407
NatWest Markets, 2.375%, 5/21/23 (1) 465 482
PNC Bank, 2.95%, 1/30/23  425 443
Standard Chartered, FRN, 3M USD
LIBOR + 1.15%, 1.374%, 1/20/23 (1) 365 367
Standard Chartered, VR, 1.319%,
10/14/23 (1)(2) 200 202
Standard Chartered, VR, 2.744%,
9/10/22 (1)(2) 315 318
State Street, VR, 2.825%, 3/30/23 (2) 45 46
Swedbank, 1.30%, 6/2/23 (1) 365 371
Synchrony Financial, 2.85%, 7/25/22  897 921
Synchrony Financial, 3.75%, 8/15/21  310 312
Synchrony Financial, 4.25%, 8/15/24  230 250
Toronto-Dominion Bank, 0.55%, 3/4/24  420 419
UBS Group, FRN, 3M USD LIBOR +
1.22%, 1.395%, 5/23/23 (1) 340 344
Wells Fargo, 3.50%, 3/8/22  32 33
Wells Fargo, VR, 1.654%, 6/2/24 (2) 215 219
Wells Fargo, VR, 2.188%, 4/30/26 (2) 205 211
20,023
Brokerage Asset Managers
Exchanges 0.2%
LSEGA Financing, 0.65%, 4/6/24 (1) 320 318
318
Finance Companies 2.1%
AerCap Ireland Capital, 3.95%, 2/1/22  455 465
AerCap Ireland Capital, 4.45%,
12/16/21  380 388
AerCap Ireland Capital, 4.50%,
9/15/23  250 268
AerCap Ireland Capital, 4.875%,
1/16/24  150 163
Air Lease, 2.25%, 1/15/23  205 210
Air Lease, 3.50%, 1/15/22  155 159
Avolon Holdings Funding, 2.875%,
2/15/25 (1) 250 250
Avolon Holdings Funding, 3.625%,
5/1/22 (1) 385 393
Avolon Holdings Funding, 3.95%,
7/1/24 (1) 75 79
Avolon Holdings Funding, 5.125%,
10/1/23 (1) 325 347
Park Aerospace Holdings, 5.25%,
8/15/22 (1) 215 225

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
SMBC Aviation Capital Finance, 3.55%,
4/15/24 (1) 235 250
SMBC Aviation Capital Finance,
4.125%, 7/15/23 (1) 200 212
3,409
Insurance 1.6%
Aetna, 2.80%, 6/15/23  115 120
AIA Group, FRN, 3M USD LIBOR +
0.52%, 0.707%, 9/20/21 (1) 515 516
AIG Global Funding, 2.30%, 7/1/22 (1) 180 184
American International Group, 2.50%,
6/30/25  330 344
American International Group, 4.875%,
6/1/22  195 205
Health Care Service Corp A Mutual
Legal Reserve, 1.50%, 6/1/25 (1) 325 326
Humana, 2.90%, 12/15/22  45 47
Humana, 3.15%, 12/1/22  85 88
Humana, 3.85%, 10/1/24  145 158
Humana, 4.50%, 4/1/25  145 162
Lincoln National, 4.00%, 9/1/23  75 81
Marsh & McLennan, 3.875%, 3/15/24  205 224
Trinity Acquisition, 3.50%, 9/15/21  180 182
2,637
Real Estate Investment Trusts 0.4%
Brixmor Operating Partnership, 3.25%,
9/15/23  310 328
Highwoods Realty, 3.625%, 1/15/23  145 151
Simon Property Group, 3.375%,
10/1/24  235 252
731
Total Financial Institutions 27,118
INDUSTRIAL 29.2%
Basic Industry 0.9%
LYB International Finance III, 1.25%,
10/1/25  180 177
Nucor, 2.00%, 6/1/25  80 82
POSCO, 2.375%, 11/12/22 (1) 1,175 1,205
1,464
Capital Goods 1.5%
Amphenol, 2.05%, 3/1/25  220 227
Boral Finance, 3.00%, 11/1/22 (1) 40 41
Carrier Global, 2.242%, 2/15/25  455 470
CNH Industrial Capital, 3.875%,
10/15/21  275 280
General Electric, 3.45%, 5/15/24  135 145
Roper Technologies, 2.35%, 9/15/24  90 94
Roper Technologies, 3.65%, 9/15/23  75 80
Siemens Financieringsmaatschappij,
0.40%, 3/11/23 (1) 250 250
Siemens Financieringsmaatschappij,
0.65%, 3/11/24 (1) 250 250
Yongda Investment, 2.25%, 6/16/25  600 604
2,441
Communications 3.5%
AT&T, 0.90%, 3/25/24  440 441
CC Holdings, 3.849%, 4/15/23  485 516
Par/Shares $ Value
(Amounts in 000s)
Charter Communications Operating,
4.464%, 7/23/22  880 918
Charter Communications Operating,
4.908%, 7/23/25  530 601
Cox Communications, 2.95%,
6/30/23 (1) 25 26
Cox Communications, 3.15%,
8/15/24 (1) 405 432
Crown Castle International, 1.05%,
7/15/26  255 246
Crown Castle Towers, 3.72%,
7/15/23 (1) 155 161
NTT Finance, 0.373%, 3/3/23 (1) 275 275
NTT Finance, 0.583%, 3/1/24 (1) 200 199
RELX Capital, 3.50%, 3/16/23  160 168
SBA Tower Trust, 1.884%, 1/15/26 (1) 85 85
SBA Tower Trust, 2.836%, 1/15/25 (1) 255 268
SBA Tower Trust, 3.168%, 4/11/22 (1) 95 95
SBA Tower Trust, 3.448%, 3/15/23 (1) 250 264
T-Mobile USA, 2.25%, 2/15/26  195 196
T-Mobile USA, 3.50%, 4/15/25 (1) 175 189
Verizon Communications, 0.75%,
3/22/24  170 170
Verizon Communications, 1.45%,
3/20/26  270 269
Verizon Communications, 5.15%,
9/15/23  190 211
WPP Finance 2010, 3.625%, 9/7/22  75 78
5,808
Consumer Cyclical 5.6%
7-Eleven, 0.625%, 2/10/23 (1) 85 85
7-Eleven, 0.80%, 2/10/24 (1) 135 134
7-Eleven, FRN, 3M USD LIBOR +
0.45%, 0.645%, 8/10/22 (1) 75 75
AutoZone, 3.625%, 4/15/25  120 131
Booking Holdings, 4.10%, 4/13/25  205 228
Daimler Finance North America,
1.75%, 3/10/23 (1) 435 444
Expedia Group, 3.60%, 12/15/23 (1) 305 324
Ford Motor Credit, 3.47%, 4/5/21  290 290
Ford Motor Credit, 3.813%, 10/12/21  320 324
Ford Motor Credit, 5.875%, 8/2/21  200 203
General Motors, 4.875%, 10/2/23  180 197
General Motors, 5.40%, 10/2/23  450 497
General Motors Financial, 2.90%,
2/26/25  485 508
General Motors Financial, 3.20%,
7/6/21  145 146
General Motors Financial, FRN, 3M
USD LIBOR + 0.85%, 1.075%, 4/9/21  205 205
Harley-Davidson Financial Services,
2.55%, 6/9/22 (1) 95 97
Harley-Davidson Financial Services,
4.05%, 2/4/22 (1) 330 339
Hyundai Capital America, 0.80%,
1/8/24 (1) 160 159
Hyundai Capital America, 2.375%,
2/10/23 (1) 470 483
Hyundai Capital America, 2.45%,
6/15/21 (1) 180 181

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Hyundai Capital America, 2.85%,
11/1/22 (1) 131 135
Hyundai Capital America, 3.00%,
6/20/22 (1) 270 277
Hyundai Capital America, 3.95%,
2/1/22 (1) 335 344
Marriott International, 2.30%, 1/15/22  20 20
Marriott International, 3.125%, 2/15/23  80 82
Marriott International, 3.60%, 4/15/24  160 170
Nissan Motor, 3.043%, 9/15/23 (1) 265 277
Nissan Motor Acceptance, 2.60%,
9/28/22 (1) 145 149
Nissan Motor Acceptance, 3.65%,
9/21/21 (1) 120 121
Nordstrom, 2.30%, 4/8/24 (1) 35 35
O'Reilly Automotive, 3.80%, 9/1/22  115 120
QVC, 4.375%, 3/15/23  295 310
Ralph Lauren, 1.70%, 6/15/22  50 51
Ross Stores, 0.875%, 4/15/26  115 111
Ross Stores, 4.60%, 4/15/25  550 618
TJX, 3.50%, 4/15/25  185 201
Volkswagen Group of America
Finance, 2.50%, 9/24/21 (1) 200 202
Volkswagen Group of America
Finance, 2.70%, 9/26/22 (1) 415 428
Volkswagen Group of America
Finance, 2.90%, 5/13/22 (1) 215 221
Volkswagen Group of America
Finance, 3.125%, 5/12/23 (1) 200 210
Walgreen, 3.10%, 9/15/22  105 109
9,241
Consumer Non-Cyclical 7.4%
AbbVie, 2.60%, 11/21/24  715 752
AbbVie, 3.20%, 11/6/22  45 47
AbbVie, 3.25%, 10/1/22  240 248
AbbVie, 3.45%, 3/15/22  260 266
AmerisourceBergen, 0.737%, 3/15/23  440 441
AstraZeneca, 3.50%, 8/17/23  85 91
BAT International Finance, 1.668%,
3/25/26  225 222
Baxalta, 3.60%, 6/23/22  190 196
Bayer U.S. Finance II, 3.50%,
6/25/21 (1) 450 451
Becton Dickinson & Company, 2.894%,
6/6/22  576 590
Becton Dickinson & Company, 3.363%,
6/6/24  310 332
Bristol-Myers Squibb, 2.60%, 5/16/22  120 123
Bristol-Myers Squibb, 2.75%, 2/15/23  175 182
Bristol-Myers Squibb, 3.25%, 2/20/23  48 50
Bunge Finance, 3.00%, 9/25/22  790 814
Bunge Finance, 4.35%, 3/15/24  30 33
Cardinal Health, 2.616%, 6/15/22  55 56
Cardinal Health, 3.079%, 6/15/24  180 191
Cardinal Health, 3.20%, 3/15/23  185 194
Cardinal Health, 3.50%, 11/15/24  215 232
Cargill, 1.375%, 7/23/23 (1) 155 158
China Mengniu Dairy, 1.875%, 6/17/25  650 648
Cigna, 0.613%, 3/15/24  80 80
Par/Shares $ Value
(Amounts in 000s)
Cigna, 3.00%, 7/15/23  180 189
Cigna, 3.75%, 7/15/23  104 111
CK Hutchison International II, 2.75%,
3/29/23  950 989
CommonSpirit Health, 1.547%,
10/1/25  170 171
CVS Health, 3.70%, 3/9/23  83 88
EMD Finance, 2.95%, 3/19/22 (1) 110 112
Gilead Sciences, 0.75%, 9/29/23  525 525
Hasbro, 2.60%, 11/19/22  225 232
Hasbro, 3.00%, 11/19/24  310 330
Imperial Brands Finance, 3.50%,
2/11/23 (1) 200 208
Imperial Brands Finance, 3.75%,
7/21/22 (1) 860 889
PeaceHealth Obligated Group, Series
2020, 1.375%, 11/15/25  50 50
Perrigo Finance Unlimited, 3.90%,
12/15/24  905 963
Philip Morris International, 1.125%,
5/1/23  110 112
Royalty Pharma, 0.75%, 9/2/23 (1) 215 214
Shire Acquisitions Investments Ireland,
2.875%, 9/23/23  425 447
Stryker, 0.60%, 12/1/23  90 90
12,117
Energy 6.5%
Aker BP, 3.00%, 1/15/25 (1) 360 373
Aker BP, 4.75%, 6/15/24 (1) 250 257
BP Capital Markets America, 2.937%,
4/6/23  170 179
Canadian Natural Resources, 2.05%,
7/15/25  335 339
Cenovus Energy, 3.00%, 8/15/22  470 481
Cenovus Energy, 3.80%, 9/15/23  130 137
Cenovus Energy, 3.95%, 4/15/22  115 118
Cheniere Corpus Christi Holdings,
5.875%, 3/31/25  325 370
Cheniere Corpus Christi Holdings,
7.00%, 6/30/24  465 535
Diamondback Energy, 2.875%,
12/1/24  695 732
Diamondback Energy, 4.75%, 5/31/25  205 229
Enbridge, FRN, SOFR + 0.40%,
0.413%, 2/17/23  90 90
Energy Transfer Operating, 2.90%,
5/15/25  65 68
Energy Transfer Operating, 3.45%,
1/15/23  30 31
Energy Transfer Operating, 4.25%,
3/15/23  235 248
Energy Transfer Operating, 4.25%,
4/1/24  15 16
Energy Transfer Operating, 5.875%,
1/15/24  610 679
Energy Transfer Operating, Series 5Y,
4.20%, 9/15/23  65 70
Eni, Series X-R, 4.00%, 9/12/23 (1) 270 290
Enterprise Products Operating, 3.50%,
2/1/22  285 292

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
EOG Resources, 2.625%, 3/15/23  74 77
EQT, 3.00%, 10/1/22  555 563
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 50 51
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 105 106
Kinder Morgan Energy Partners,
3.95%, 9/1/22  30 31
Marathon Oil, 2.80%, 11/1/22  169 173
MPLX, FRN, 3M USD LIBOR + 1.10%,
1.285%, 9/9/22  215 215
Occidental Petroleum, 2.60%, 8/13/21  240 241
Pioneer Natural Resources, 0.75%,
1/15/24  155 154
Sabine Pass Liquefaction, 5.625%,
4/15/23  320 347
Sabine Pass Liquefaction, 6.25%,
3/15/22  600 623
Schlumberger Finance Canada, 1.40%,
9/17/25  80 80
Schlumberger Holdings, 3.75%,
5/1/24 (1) 340 366
Schlumberger Holdings, 4.00%,
12/21/25 (1) 95 105
Suncor Energy, 2.80%, 5/15/23  155 162
Valero Energy, 1.20%, 3/15/24  195 195
Valero Energy, 2.70%, 4/15/23  355 368
Valero Energy, 3.65%, 3/15/25  55 59
Western Midstream Operating, 4.00%,
7/1/22  465 475
Williams, 3.35%, 8/15/22  55 57
Williams, 3.70%, 1/15/23  570 596
Williams, 4.30%, 3/4/24  75 82
10,660
Technology 3.2%
Avnet, 3.75%, 12/1/21  220 224
Avnet, 4.875%, 12/1/22  75 80
Equifax, FRN, 3M USD LIBOR + 0.87%,
1.064%, 8/15/21  170 170
Fidelity National Information Services,
0.375%, 3/1/23  275 274
Fidelity National Information Services,
0.60%, 3/1/24  130 129
Fortinet, 1.00%, 3/15/26  160 156
Global Payments, 2.65%, 2/15/25  195 205
Microchip Technology, 0.972%,
2/15/24 (1) 300 299
Microchip Technology, 2.67%,
9/1/23 (1) 250 260
Microchip Technology, 3.922%, 6/1/21  565 568
Micron Technology, 2.497%, 4/24/23  635 659
Micron Technology, 4.64%, 2/6/24  165 181
NXP, 2.70%, 5/1/25 (1) 45 47
NXP, 3.875%, 9/1/22 (1) 440 459
NXP, 4.625%, 6/1/23 (1) 430 466
Oracle, 2.40%, 9/15/23  305 317
Panasonic, 2.536%, 7/19/22 (1) 275 282
Western Union, 2.85%, 1/10/25  295 310
Western Union, 3.60%, 3/15/22  195 201
5,287
Par/Shares $ Value
(Amounts in 000s)
Transportation 0.6%
American Airlines PTT, Series 2017-2,
Class B, 3.70%, 10/15/25  415 383
Heathrow Funding, 4.875%,
7/15/21 (1) 340 344
Penske Truck Leasing, 3.65%,
7/29/21 (1) 65 65
United Airlines PTT, Series 2019-2,
Class B, 3.50%, 5/1/28  249 241
1,033
Total Industrial 48,051
UTILITY 3.8%
Electric 3.8%
AES, 3.30%, 7/15/25 (1) 190 202
American Electric Power, Series I,
3.65%, 12/1/21  50 51
Edison International, 2.95%, 3/15/23  110 114
Edison International, 3.125%, 11/15/22  170 176
Enel Finance International, 2.65%,
9/10/24 (1) 200 209
Enel Finance International, 2.875%,
5/25/22 (1) 690 708
Enel Finance International, 4.25%,
9/14/23 (1) 335 362
FirstEnergy, Series A, 3.35%, 7/15/22  235 239
NextEra Energy Capital Holdings,
FRN, 3M USD LIBOR + 0.55%, 0.74%,
8/28/21  360 360
NRG Energy, 3.75%, 6/15/24 (1) 155 166
Pacific Gas & Electric, 1.75%, 6/16/22  870 871
Pacific Gas & Electric, FRN, 3M USD
LIBOR + 1.38%, 1.573%, 11/15/21  440 441
San Diego Gas & Electric, Series PPP,
1.914%, 2/1/22  39 39
Sinosing Services Pte, 2.25%, 2/20/25  1,400 1,422
Vistra Operations, 3.55%, 7/15/24 (1) 780 817
Total Utility 6,177
Total Corporate Bonds
(Cost $79,480) 81,346
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.0%
Government Sponsored 0.4%
Equate Petrochemical, 3.00%, 3/3/22  600 611
611
Owned No Guarantee 1.6%
DAE Funding, 5.25%, 11/15/21 (1) 950 969
Saudi Arabian Oil, 2.75%, 4/16/22 (1) 1,155 1,184
Shanghai Electric Group Global
Investment, 2.65%, 11/21/24  200 209
Syngenta Finance, 3.933%, 4/23/21 (1) 385 385
2,747
Total Foreign Government
Obligations & Municipalities
(Cost $3,291) 3,358

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 1.0%
Connecticut 0.1%
Connecticut, Series A, GO, 1.998%,
7/1/24  95 99
Connecticut, Series A, GO, 2.00%,
7/1/23  35 36
Connecticut, Series A, GO, 2.098%,
7/1/25  60 63
198
Florida 0.2%
State Board of Administration Fin.,
Series A, 1.258%, 7/1/25  375 379
379
Illinois 0.3%
Chicago Transit Auth. Sales Tax
Receipts Fund, Series B, 1.708%,
12/1/22  10 10
Chicago Transit Auth. Sales Tax
Receipts Fund, Series B, 1.838%,
12/1/23  10 10
Chicago Transit Auth. Sales Tax
Receipts Fund, Series B, 2.064%,
12/1/24  25 26
Illinois, Series A, GO, 2.25%, 10/1/22  415 417
463
New York 0.3%
Long Island Power Auth., Series C,
0.764%, 3/1/23  85 85
Port Auth. of New York & New Jersey,
Series AAA, 1.086%, 7/1/23  335 340
425
Texas 0.1%
Dallas Fort Worth Int'l Airport, Series C,
1.329%, 11/1/25  55 55
Houston Airport System Revenue,
Series C, 0.883%, 7/1/22  20 20
Houston Airport System Revenue,
Series C, 1.054%, 7/1/23  35 35
Houston Airport System Revenue,
Series C, 1.272%, 7/1/24  110 112
222
Total Municipal Securities
(Cost $1,665) 1,687
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 15.2%
Collateralized Mortgage
Obligations 9.5%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1) 85 85
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 88 90
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65 (1) 134 135
Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2020-6, Class A1, CMO, ARM
1.261%, 5/25/65 (1) 178 178
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 376 375
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66 (1) 107 107
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1) 400 413
Bayview Opportunity Master Fund IVb
Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1) 162 166
CIM Trust
Series 2020-INV1, Class A2, CMO,
ARM
2.50%, 4/25/50 (1) 162 163
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO,
ARM
2.72%, 7/25/49 (1) 325 331
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO,
ARM
2.50%, 8/25/50 (1) 131 133
COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1) 158 157
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO,
ARM
1M USD LIBOR + 1.35%, 1.459%,
9/25/29  351 351
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO,
ARM
1M USD LIBOR + 1.20%, 1.309%,
1/25/30  358 350
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A3, CMO, ARM
3.485%, 12/26/46 (1) 11 11
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A3, CMO, ARM
3.763%, 4/25/59 (1) 273 274
Deephaven Residential Mortgage Trust
Series 2019-2A, Class M1, CMO, ARM
3.921%, 4/25/59 (1) 280 283
Deephaven Residential Mortgage Trust
Series 2019-3A, Class A1, CMO, ARM
2.964%, 7/25/59 (1) 183 185
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 99 99
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 271 276

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 66 67
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 97 97
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66 (1) 97 97
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO,
ARM
1M USD LIBOR + 0.85%, 0.959%,
3/25/50 (1) 316 316
Freddie Mac Whole Loan Securities
Trust
Series 2017-SC01, Class M1, CMO,
ARM
3.601%, 12/25/46 (1) 161 163
Freddie Mac Whole Loan Securities
Trust
Series 2017-SC02, Class M1, CMO,
ARM
3.837%, 5/25/47 (1) 48 48
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 202 206
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 88 90
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 135 137
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 233
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1) 237 242
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 383
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO,
ARM
1.964%, 7/25/44 (1) 10 10
Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (1) 402 406
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO,
ARM
3.50%, 8/25/50 (1) 283 292
MFA Trust
Series 2021-INV1, Class A1, CMO,
ARM
0.852%, 1/25/56 (1) 161 161
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1) 34 34
Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A3, CMO,
ARM
3.086%, 7/25/49 (1) 246 246
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A1, CMO,
ARM
0.943%, 7/25/55 (1) 333 332
OBX Trust
Series 2019-EXP2, Class 2A2, CMO,
ARM
1M USD LIBOR + 1.20%, 1.309%,
6/25/59 (1) 109 109
OBX Trust
Series 2020-EXP1, Class 2A2, CMO,
ARM
1M USD LIBOR + 0.95%, 1.059%,
2/25/60 (1) 126 126
OBX Trust
Series 2020-EXP2, Class A8, CMO,
ARM
3.00%, 5/25/60 (1) 269 276
OBX Trust
Series 2020-EXP2, Class A9, CMO,
ARM
3.00%, 5/25/60 (1) 71 72
OBX Trust
Series 2020-INV1, Class A5, CMO,
ARM
3.50%, 12/25/49 (1) 180 184
OBX Trust
Series 2021-NQM1, Class A1, CMO,
ARM
1.072%, 2/25/66 (1) 300 300
Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO,
ARM
3.50%, 2/25/48 (1) 89 89
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO,
ARM
4.00%, 6/25/48 (1) 128 130
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO,
ARM
4.50%, 8/25/48 (1) 76 78
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO,
ARM
4.00%, 10/25/48 (1) 108 110
Starwood Mortgage Residential Trust
Series 2019-1, Class A3, CMO, ARM
3.299%, 6/25/49 (1) 340 341
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO,
ARM
3.468%, 2/25/49 (1) 202 202
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO,
ARM
2.61%, 9/27/49 (1) 62 63

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO,
ARM
2.916%, 9/27/49 (1) 236 239
Structured Agency Credit Risk Debt
Notes
Series 2017-DNA2, Class M1, CMO,
ARM
1M USD LIBOR + 1.20%, 1.309%,
10/25/29  146 146
Structured Agency Credit Risk Debt
Notes
Series 2017-DNA3, Class M1, CMO,
ARM
1M USD LIBOR + 0.75%, 0.859%,
3/25/30  200 200
Structured Agency Credit Risk Debt
Notes
Series 2018-DNA2, Class M1, CMO,
ARM
1M USD LIBOR + 0.80%, 0.909%,
12/25/30 (1) 161 161
Structured Agency Credit Risk Debt
Notes
Series 2018-DNA2, Class M2AS, CMO,
ARM
1M USD LIBOR + 0.95%, 1.059%,
12/25/30 (1) 275 275
Structured Agency Credit Risk Debt
Notes
Series 2018-DNA3, Class M1, CMO,
ARM
1M USD LIBOR + 0.75%, 0.859%,
9/25/48 (1) 1 1
Structured Agency Credit Risk Debt
Notes
Series 2018-DNA3, Class M2AS, CMO,
ARM
1M USD LIBOR + 0.90%, 1.009%,
9/25/48 (1) 455 456
Structured Agency Credit Risk Debt
Notes
Series 2018-HQA2, Class M1, CMO,
ARM
1M USD LIBOR + 0.75%, 0.859%,
10/25/48 (1) 58 59
Structured Agency Credit Risk Debt
Notes
Series 2018-HRP2, Class M2, CMO,
ARM
1M USD LIBOR + 1.25%, 1.359%,
2/25/47 (1) 330 330
Structured Agency Credit Risk Debt
Notes
Series 2020-DNA5, Class M1, CMO,
ARM
SOFR30A + 1.30%, 1.317%,
10/25/50 (1) 41 41
Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt
Notes
Series 2020-DNA6, Class M1, CMO,
ARM
SOFR30A + 0.90%, 0.917%,
12/25/50 (1) 79 79
Structured Agency Credit Risk Debt
Notes
Series 2020-HQA4, Class M1, CMO,
ARM
1M USD LIBOR + 1.30%, 1.409%,
9/25/50 (1) 74 74
Structured Agency Credit Risk Debt
Notes
Series 2020-HQA5, Class M1, CMO,
ARM
SOFR30A + 1.10%, 1.117%,
11/25/50 (1) 114 114
Structured Agency Credit Risk Debt
Notes
Series 2021-DNA1, Class M1, CMO,
ARM
SOFR30A + 0.65%, 0.667%,
1/25/51 (1) 95 95
Structured Agency Credit Risk Debt
Notes
Series 2021-DNA2, Class M1, CMO,
ARM
SOFR30A + 0.80%, 0.817%,
8/25/33 (1) 205 205
Structured Agency Credit Risk Debt
Notes
Series 2021-HQA1, Class M1, CMO,
ARM
SOFR30A + 0.70%, 0.717%,
8/25/33 (1) 75 75
Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1) 24 24
Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (1) 49 50
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1) 39 39
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 89 90
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1) 61 62
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 253 257
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 163 165
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 172 177

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
3.00%, 11/25/59 (1) 502 509
Verus Securitization Trust
Series 2019-INV1, Class A1, CMO,
ARM
3.402%, 12/25/59 (1) 158 160
Verus Securitization Trust
Series 2019-INV1, Class M1, CMO,
ARM
4.034%, 12/25/59 (1) 140 141
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO,
ARM
3.10%, 11/25/59 (1) 436 444
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 423 426
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 86 86
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 102 101
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 135 135
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 97 96
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 94 94
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 220 220
15,628
Commercial Mortgage-Backed
Securities 5.6%
Banc of America Commercial
Mortgage Trust
Series 2017-BNK3, Class A1
1.957%, 2/15/50  38 38
CD Mortgage Trust
Series 2017-CD3, Class A1
1.965%, 2/10/50  24 24
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.635%, 5/10/35 (1) 205 213
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35 (1) 150 153
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 1.406%,
11/15/37 (1) 256 256
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.865%, 8/10/47 (1) 250 240
Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2014-UBS2, Class A5
3.961%, 3/10/47  280 302
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  440 477
Commercial Mortgage Trust
Series 2015-CR22, Class B, ARM
3.926%, 3/10/48  100 108
Commercial Mortgage Trust
Series 2020-CBM, Class D, ARM
3.754%, 2/10/37 (1) 340 327
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 115 117
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 895 923
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 0.906%,
2/15/38 (1) 140 140
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.03%, 1.14%,
12/15/36 (1) 325 325
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.63%, 1.739%,
12/15/36 (1) 390 386
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.95%, 1.056%,
1/15/33 (1) 175 175
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.50%, 1.606%,
1/15/33 (1) 145 145
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 1.706%,
9/15/29 (1) 355 354
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 1.876%,
10/15/33 (1) 255 256
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2020-609M, Class C, ARM
1M USD LIBOR + 2.17%, 2.276%,
10/15/33 (1) 210 211
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, ARM
1M USD LIBOR + 1.00%, 1.106%,
12/15/37 (1) 250 250
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M USD LIBOR + 1.25%, 1.356%,
12/15/37 (1) 100 100

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Merit
Series 2020-HILL, Class B, ARM
1M USD LIBOR + 1.40%, 1.506%,
8/15/37 (1) 105 105
Merit
Series 2020-HILL, Class C, ARM
1M USD LIBOR + 1.70%, 1.806%,
8/15/37 (1) 100 100
Merit
Series 2020-HILL, Class D, ARM
1M USD LIBOR + 2.35%, 2.456%,
8/15/37 (1) 130 131
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2016-C30, Class A1
1.389%, 9/15/49  19 19
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 340 366
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.283%, 11/10/36 (1) 710 695
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 3.30%,
12/15/36 (1) 130 130
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M USD LIBOR + 0.95%, 1.056%,
3/15/36 (1) 315 314
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M USD LIBOR + 1.10%, 1.206%,
3/15/36 (1) 170 168
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 1.85%, 1.956%,
6/15/31 (1) 539 526
Wells Fargo Commercial Mortgage
Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  181 184
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  435 475
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  440 476
9,209
Residential Mortgage 0.1%
MetLife Securitization Trust
Series 2017-1A, Class A, ARM
3.00%, 4/25/55 (1) 225 233
233
Total Non-U.S. Government
Mortgage-Backed Securities
(Cost $25,015) 25,070
Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.7%
U.S. Government Agency
Obligations 3.3% (3)
Federal Home Loan Mortgage
3.50%, 3/1/46  148 161
5.00%, 12/1/23 - 7/1/25  29 30
5.50%, 4/1/23 - 10/1/38  11 12
6.00%, 10/1/21 - 1/1/38  106 123
7.00%, 3/1/39  88 102
7.50%, 6/1/38  92 106
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.59%, 2.216%,
9/1/35  3 3
12M USD LIBOR + 1.63%, 2.504%,
7/1/38  16 16
12M USD LIBOR + 1.63%, 2.751%,
6/1/38  17 18
12M USD LIBOR + 1.63%, 3.479%,
4/1/37  10 10
12M USD LIBOR + 1.73%, 2.72%,
7/1/35  3 3
12M USD LIBOR + 1.73%, 2.792%,
10/1/36  10 11
12M USD LIBOR + 1.74%, 2.109%,
2/1/37  3 4
12M USD LIBOR + 1.75%, 2.125%,
2/1/35  7 7
12M USD LIBOR + 1.75%, 3.168%,
5/1/38  7 8
12M USD LIBOR + 1.77%, 3.343%,
5/1/37  5 5
12M USD LIBOR + 1.83%, 2.205%,
1/1/37  3 3
12M USD LIBOR + 2.03%, 2.448%,
11/1/36  2 2
12M USD LIBOR + 2.08%, 2.457%,
2/1/38  12 13
1Y CMT + 2.25%, 2.37%, 1/1/36  9 10
1Y CMT + 2.25%, 2.567%, 10/1/36  2 2
Federal Home Loan Mortgage, CMO
2.00%, 2/15/40  131 134
4.00%, 11/15/36  1 1
Federal Home Loan Mortgage, UMBS
3.00%, 11/1/34  262 280
4.00%, 12/1/49  59 65
4.50%, 5/1/50  66 72
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.715%,
12/1/35  2 2
12M USD LIBOR + 1.59%, 2.043%,
12/1/35  6 6
12M USD LIBOR + 1.60%, 2.391%,
7/1/36  8 9
12M USD LIBOR + 1.61%, 2.375%,
7/1/35  2 2
12M USD LIBOR + 1.66%, 2.62%,
8/1/37  3 3

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 1.77%, 2.145%,
12/1/35  1 1
12M USD LIBOR + 1.78%, 2.155%,
1/1/34  6 6
12M USD LIBOR + 1.79%, 2.163%,
5/1/38  4 4
12M USD LIBOR + 1.83%, 3.387%,
4/1/38  19 21
12M USD LIBOR + 1.85%, 2.69%,
8/1/38  9 9
12M USD LIBOR + 1.86%, 3.452%,
5/1/38  9 9
12M USD LIBOR + 1.89%, 2.307%,
12/1/35  2 2
12M USD LIBOR + 2.04%, 2.415%,
12/1/36  1 1
Federal National Mortgage Assn.,
CMO, 4.00%, 6/25/44  191 195
Federal National Mortgage Assn.,
UMBS
2.50%, 11/1/50  64 65
3.00%, 1/1/27  173 183
3.50%, 3/1/28 - 1/1/48  144 153
4.00%, 11/1/49 - 1/1/50  321 345
4.50%, 8/1/24 - 1/1/50  963 1,056
5.00%, 3/1/23 - 6/1/35  285 328
5.50%, 3/1/22 - 5/1/40  353 409
6.00%, 1/1/22 - 4/1/40  633 753
6.50%, 7/1/32 - 12/1/32  77 89
UMBS, TBA
2.00%, 4/1/36 - 5/1/51 (4) 405 413
3.00%, 4/1/51 (4) 80 84
5,349
U.S. Government Obligations 0.4%
Government National Mortgage Assn.
3.50%, 2/20/48  20 21
5.00%, 12/20/34 - 11/20/47  416 474
5.50%, 3/20/48 - 3/20/49  87 97
Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn.,
TBA, 4.00%, 5/20/51 (4) 65 69
661
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $5,759) 6,010
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 12.8%
Treasuries 12.8%
U.S. Treasury Notes, 0.125%, 4/30/22  675 675
U.S. Treasury Notes, 0.125%, 11/30/22  4,050 4,050
U.S. Treasury Notes, 0.125%, 12/31/22  9,715 9,711
U.S. Treasury Notes, 0.125%, 5/15/23  1,425 1,423
U.S. Treasury Notes, 0.125%, 7/15/23  2,300 2,295
U.S. Treasury Notes, 0.125%, 8/15/23  390 389
U.S. Treasury Notes, 0.125%, 10/15/23  2,375 2,367
U.S. Treasury Notes, 2.375%,
3/15/22 (5) 130 133
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed)
(Cost $21,050) 21,043
SHORT-TERM INVESTMENTS 1.8%
Commercial Paper 1.3%
4(2) 1.3%(6)
AT&T, 0.401%, 12/14/21  540 538
Conagra Foods, 0.904%, 4/8/21  845 845
Jabil, 0.671%, 4/15/21  385 385
Ovintiv, 0.851%, 4/26/21  395 395
Total Commercial Paper 2,163
Money Market Funds 0.5%
T. Rowe Price Government Reserve
Fund, 0.04% (7)(8) 843 843
Total Short-Term Investments
(Cost $3,006) 3,006
Total Investments in
Securities 100.3%
(Cost $162,446) $ 164,987
Other Assets Less Liabilities (0.3)% (514)
Net Assets 100.0% $ 164,473
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $66,539 and represents
40.5% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.

T. ROWE PRICE Limited-Term Bond Portfolio

.
(3) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.
(4) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $566 and represents 0.3% of net assets.
(5) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $2,163 and represents 1.3% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 417 (12) (10) (2)
Barclays Bank, Protection Bought (Relevant Credit: Omnicom Group), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,250 (33) (30) (3)
Citibank, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/24 596 (18) (14) (4)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,220 (36) (29) (7)
Total Bilateral Credit Default Swaps, Protection Bought (83) (16)
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold (Relevant Credit: Boeing, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/21 * 2,300 11 9 2
Barclays Bank, Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/22 * 500 6 5 1
Barclays Bank, Protection Sold (Relevant Credit: Enbridge, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/23 * 1,750 18 (55) 73
Barclays Bank, Protection Sold (Relevant Credit: General Electric, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/21 * 500 3 — 3
Total Bilateral Credit Default Swaps, Protection Sold (41) 79
Total Bilateral Swaps (124) 63
* Credit ratings as of March 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 67 U.S. Treasury Notes five year contracts 6/21 (8,268) $ 87
Short, 22 U.S. Treasury Notes ten year contracts 6/21 (2,881) 75
Long, 85 U.S. Treasury Notes two year contracts 6/21 18,762 (19)
Short, 2 Ultra U.S. Treasury Notes ten year contracts 6/21 (287) 2
Net payments (receipts) of variation margin to date (132)
Variation margin receivable (payable) on open futures contracts $ 13

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government Reserve Fund, 0.04% $ 1,702 ¤ ¤ $ 843 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $843.

T. ROWE PRICE Limited-Term Bond Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Limited-Term Bond Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or

T. ROWE PRICE Limited-Term Bond Portfolio

investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E303-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 161,981 $ — $ 161,981
Short-Term Investments 843 2,163 — 3,006
Total Securities 843 164,144 — 164,987
Swaps — 38 — 38
Futures Contracts* 164 — — 164
Total $ 1,007 $ 164,182 $ — $ 165,189
Liabilities
Swaps $ — $ 99 $ — $ 99
Futures Contracts* 19 — — 19
Total $ 19 $ 99 $ — $ 118
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.